Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb 28, 2013
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Central Index Key	0001104631
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

PRUDENTIAL STRATEGIC VALUE FUND
FUND SUMMARY
INVESTMENTOBJECTIVE
The investment objective of the Fund is long-term growth of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 24 of the Fund's Prospectus and in Rights of Accumulation on page 64 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PRUDENTIAL STRATEGIC VALUE FUND (USD $)	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fees	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $10,000)	15	15	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PRUDENTIAL STRATEGIC VALUE FUND	Class A	Class B	Class C	Class Z
Management fees	0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	none
+ Other expenses	0.47%	0.47%	0.47%	0.47%
= Total annual Fund operating expenses	1.57%	2.27%	2.27%	1.27%
�� Fee waiver	(0.05%)	none	none	none
= Net annual Fund operating expenses	1.52%	2.27%	2.27%	1.27%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example PRUDENTIAL STRATEGIC VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	696	1,014	1,354	2,311
Class B	730	1,009	1,315	2,347
Class C	330	709	1,215	2,605
Class Z	129	403	697	1,534

If Shares Are Not Redeemed
Expense Example, No Redemption PRUDENTIAL STRATEGIC VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	696	1,014	1,354	2,311
Class B	230	709	1,215	2,347
Class C	230	709	1,215	2,605
Class Z	129	403	697	1,534

° The distributor of the Fund has contractually agreed until June 30, 2014 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waiver is subject to review by the Fund's distributor and the Board of Trustees.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund invests in a diversified portfolio of large-cap company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings (P/E), price-to-cash-flow (PCF), and price-to-book (PB) ratios. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics. Such characteristics may include measures of earnings quality, external financing, or trends in the earnings outlook. The emphasis placed on valuation and other factors may vary over time and with market conditions. Quantitative techniques also guide portfolio construction. To manage risk, we limit certain exposures such as the proportion of assets invested in an individual stock or industry. Although the strategy is primarily quantitative, the investment management team may also exercise judgment when evaluating underlying data and positions recommended by our computer models.

The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board can change investment policies that are not fundamental without shareholder approval.

While we make every effort to achieve our investment objective, we can't guarantee success.
Principal Risks of Investing in the Fund.
All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity Securities Risk. The price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Real Estate Investment Trust (REIT) Risk. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the tax laws, and the effect of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund could bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses. The Fund’s investments in REITs may subject the Fund to duplicate management and/or advisory fees.

Exchange Traded Funds (ETFs). Because ETFs (which are registered investment companies) are effectively portfolios of securities, the subadviser believes that the unsystematic risk (risk associated with certain issuers rather than the financial markets generally) associated with investments in ETFs is generally low relative to investments in securities of individual issuers. The Fund may invest in long or short positions in broad-based ETFs, as well as industry-specific ETFs. There may be certain risks to the extent a particular ETF is concentrated in a particular sector, and is not as diversified as the market as a whole.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund's Past Performance.
The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return for Class A shares from 1-1-13 through 3-31-13 was 12.93%.

Best Quarter:		Worst Quarter:
21.77%	2nd Quarter 2003	-21.21%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-12)
Average Annual Total Returns PRUDENTIAL STRATEGIC VALUE FUND		One Year	Five Years	Ten Years
Class B shares		6.29%	(1.23%)	5.41%
Class C shares		10.29%	(1.05%)	5.41%
Class Z shares		12.51%	(0.05%)	6.46%
Class A Shares		5.99%	(1.43%)	5.59%
Class A Shares Return After Taxes on Distributions		5.86%	(1.79%)	5.24%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		4.05%	(1.31%)	4.85%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		17.51%	10.86%	7.38%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.99%	10.87%	7.10%
Lipper Multi-Cap Value Funds Average (reflects no deduction for sales charges or taxes)		15.48%	9.46%	7.19%
Lipper Large-Cap Value Funds Average (reflects no deduction for sales charges or taxes)	[1]	15.31%	8.56%	6.43%
[1]	The Fund is compared to the Lipper Large-Cap Value Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe is utilized because the Fund's manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
PRUDENTIAL STRATEGIC VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENTOBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 24 of the Fund's Prospectus and in Rights of Accumulation on page 64 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	° The distributor of the Fund has contractually agreed until June 30, 2014 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waiver is subject to review by the Fund's distributor and the Board of Trustees.
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a diversified portfolio of large-cap company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings (P/E), price-to-cash-flow (PCF), and price-to-book (PB) ratios. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics. Such characteristics may include measures of earnings quality, external financing, or trends in the earnings outlook. The emphasis placed on valuation and other factors may vary over time and with market conditions. Quantitative techniques also guide portfolio construction. To manage risk, we limit certain exposures such as the proportion of assets invested in an individual stock or industry. Although the strategy is primarily quantitative, the investment management team may also exercise judgment when evaluating underlying data and positions recommended by our computer models.

The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board can change investment policies that are not fundamental without shareholder approval.

		While we make every effort to achieve our investment objective, we can't guarantee success.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity Securities Risk. The price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Real Estate Investment Trust (REIT) Risk. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the tax laws, and the effect of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund could bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses. The Fund’s investments in REITs may subject the Fund to duplicate management and/or advisory fees.

Exchange Traded Funds (ETFs). Because ETFs (which are registered investment companies) are effectively portfolios of securities, the subadviser believes that the unsystematic risk (risk associated with certain issuers rather than the financial markets generally) associated with investments in ETFs is generally low relative to investments in securities of individual issuers. The Fund may invest in long or short positions in broad-based ETFs, as well as industry-specific ETFs. There may be certain risks to the extent a particular ETF is concentrated in a particular sector, and is not as diversified as the market as a whole.

		For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares)[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
21.77%	2nd Quarter 2003	-21.21%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
PRUDENTIAL STRATEGIC VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.47%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.57%
�� Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	696
3 Years	rr_ExpenseExampleYear03	1,014
5 Years	rr_ExpenseExampleYear05	1,354
10 Years	rr_ExpenseExampleYear10	2,311
1 Year	rr_ExpenseExampleNoRedemptionYear01	696
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,014
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,354
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,311
2003	rr_AnnualReturn2003	35.72%	[1]
2004	rr_AnnualReturn2004	11.25%	[1]
2005	rr_AnnualReturn2005	3.61%	[1]
2006	rr_AnnualReturn2006	21.02%	[1]
2007	rr_AnnualReturn2007	(2.25%)	[1]
2008	rr_AnnualReturn2008	(35.48%)	[1]
2009	rr_AnnualReturn2009	19.72%	[1]
2010	rr_AnnualReturn2010	13.38%	[1]
2011	rr_AnnualReturn2011	0.24%	[1]
2012	rr_AnnualReturn2012	12.16%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Class A shares from 1-1-13 through 3-31-13
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.21%)
One Year	rr_AverageAnnualReturnYear01	5.99%
Five Years	rr_AverageAnnualReturnYear05	(1.43%)
Ten Years	rr_AverageAnnualReturnYear10	5.59%
PRUDENTIAL STRATEGIC VALUE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.47%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.27%
�� Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.27%
1 Year	rr_ExpenseExampleYear01	730
3 Years	rr_ExpenseExampleYear03	1,009
5 Years	rr_ExpenseExampleYear05	1,315
10 Years	rr_ExpenseExampleYear10	2,347
1 Year	rr_ExpenseExampleNoRedemptionYear01	230
3 Years	rr_ExpenseExampleNoRedemptionYear03	709
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,347
One Year	rr_AverageAnnualReturnYear01	6.29%
Five Years	rr_AverageAnnualReturnYear05	(1.23%)
Ten Years	rr_AverageAnnualReturnYear10	5.41%
PRUDENTIAL STRATEGIC VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.47%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.27%
�� Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.27%
1 Year	rr_ExpenseExampleYear01	330
3 Years	rr_ExpenseExampleYear03	709
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	2,605
1 Year	rr_ExpenseExampleNoRedemptionYear01	230
3 Years	rr_ExpenseExampleNoRedemptionYear03	709
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,605
One Year	rr_AverageAnnualReturnYear01	10.29%
Five Years	rr_AverageAnnualReturnYear05	(1.05%)
Ten Years	rr_AverageAnnualReturnYear10	5.41%
PRUDENTIAL STRATEGIC VALUE FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.47%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.27%
�� Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	403
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,534
One Year	rr_AverageAnnualReturnYear01	12.51%
Five Years	rr_AverageAnnualReturnYear05	(0.05%)
Ten Years	rr_AverageAnnualReturnYear10	6.46%
PRUDENTIAL STRATEGIC VALUE FUND | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.86%
Five Years	rr_AverageAnnualReturnYear05	(1.79%)
Ten Years	rr_AverageAnnualReturnYear10	5.24%
PRUDENTIAL STRATEGIC VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.05%
Five Years	rr_AverageAnnualReturnYear05	(1.31%)
Ten Years	rr_AverageAnnualReturnYear10	4.85%
PRUDENTIAL STRATEGIC VALUE FUND | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.51%
Five Years	rr_AverageAnnualReturnYear05	10.86%
Ten Years	rr_AverageAnnualReturnYear10	7.38%
PRUDENTIAL STRATEGIC VALUE FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.99%
Five Years	rr_AverageAnnualReturnYear05	10.87%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
PRUDENTIAL STRATEGIC VALUE FUND | Lipper Multi-Cap Value Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.48%
Five Years	rr_AverageAnnualReturnYear05	9.46%
Ten Years	rr_AverageAnnualReturnYear10	7.19%
PRUDENTIAL STRATEGIC VALUE FUND | Lipper Large-Cap Value Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.31%	[2]
Five Years	rr_AverageAnnualReturnYear05	8.56%	[2]
Ten Years	rr_AverageAnnualReturnYear10	6.43%	[2]

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return for Class A shares from 1-1-13 through 3-31-13 was 12.93%.
[2]	The Fund is compared to the Lipper Large-Cap Value Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe is utilized because the Fund's manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

PRUDENTIAL JENNISON SELECT GROWTH FUND
FUND SUMMARY
INVESTMENTOBJECTIVE
The investment objective of the Fund is long-term growth of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 22 of the Fund's Prospectus and in Rights of Accumulation on page 64 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PRUDENTIAL JENNISON SELECT GROWTH FUND (USD $)	Class A	Class B	Class C	Class Q	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption fee	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none
Maximum account fee (accounts under $10,000)	15	15	15	none	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PRUDENTIAL JENNISON SELECT GROWTH FUND	Class A	Class B	Class C	Class Q	Class X	Class Z
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	none	1.00%	none
+ Other expenses	0.38%	0.38%	0.38%	0.12%	0.38%	0.38%
= Total annual Fund operating expenses	1.58%	2.28%	2.28%	1.02%	2.28%	1.28%
�� Fee waiver or expense reimbursement	(0.34%)	(0.29%)	(0.29%)	(0.03%)	(0.29%)	(0.29%)
= Net annual Fund operating expenses	1.24%	1.99%	1.99%	0.99%	1.99%	0.99%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example PRUDENTIAL JENNISON SELECT GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	990	1,333	2,298
Class B	702	985	1,294	2,335
Class C	302	685	1,194	2,593
Class Q	101	322	560	1,245
Class X	802	1,085	1,494	2,593
Class Z	101	377	674	1,520

If Shares Are Not Redeemed
Expense Example, No Redemption PRUDENTIAL JENNISON SELECT GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	990	1,333	2,298
Class B	202	685	1,194	2,335
Class C	202	685	1,194	2,593
Class Q	101	322	560	1,245
Class X	202	685	1,194	2,593
Class Z	101	377	674	1,520

° The distributor of the Fund has contractually agreed until June 30, 2014 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.
° The manager of the Fund has contractually agreed until June 30, 2014 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.99% of the Fund’s average daily net assets. This waiver may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waiver is subject to review by the manager and the Fund's Board of Trustees.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund seeks investments whose price will increase over the long term. The Fund normally invests at least 65% of the Fund's total assets in equity and equity-related securities of companies that the subadviser believes have strong capital appreciation potential. These companies are generally medium- to large-capitalization companies.

In deciding which equities to buy, the subadviser uses what is known as a growth investment style to select approximately 20 to 50 securities. The subadviser considers selling or reducing an equity position when, in the opinion of the portfolio managers, the equity has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. A stock's price decline does not necessarily mean that the subadviser will sell the equity at that time.

The equity and equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The Fund participates in the initial public offering (IPO) market. The Fund also may invest in foreign securities. The Fund may actively and frequently trade its portfolio securities.

While we make every effort to achieve our objective, we can't guarantee success.
Principal Risks of Investing in the Fund.
All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Convertible Securities Risks. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and equity securities.

Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. In exchange for the potentially lower risks of investing in large capitalization companies, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on smaller capitalized companies.

Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Initial Public Offerings Risk. The Fund may participate in the initial public offering (IPO) market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. We do not consider American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund's Past Performance.
The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The return for the period from January 1, 2013 through March 31, 2013 was 6.07%.

Best Quarter:		Worst Quarter:
18.52%	1st Quarter 2012	-17.45%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-12)
Average Annual Total Returns PRUDENTIAL JENNISON SELECT GROWTH FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B shares	8.03%	2.75%	6.86%
Class C shares	12.17%	2.93%	6.86%
Class Q shares					May 3, 2012
Class X shares	7.03%	2.39%		2.07%	Oct 29, 2007
Class Z shares	14.22%	3.98%	7.93%
Class A Shares	7.68%	2.52%	7.04%
Class A Shares Return After Taxes on Distributions	7.68%	2.52%	7.04%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	4.99%	2.16%	6.22%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.99%	1.66%	7.10%
Lipper Large-Cap Growth Funds Average (reflects no deduction for sales charges or taxes)	15.27%	1.19%	6.68%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
PRUDENTIAL JENNISON SELECT GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENTOBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 22 of the Fund's Prospectus and in Rights of Accumulation on page 64 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	° The distributor of the Fund has contractually agreed until June 30, 2014 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.
		° The manager of the Fund has contractually agreed until June 30, 2014 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.99% of the Fund’s average daily net assets. This waiver may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waiver is subject to review by the manager and the Fund's Board of Trustees.
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks investments whose price will increase over the long term. The Fund normally invests at least 65% of the Fund's total assets in equity and equity-related securities of companies that the subadviser believes have strong capital appreciation potential. These companies are generally medium- to large-capitalization companies.

In deciding which equities to buy, the subadviser uses what is known as a growth investment style to select approximately 20 to 50 securities. The subadviser considers selling or reducing an equity position when, in the opinion of the portfolio managers, the equity has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. A stock's price decline does not necessarily mean that the subadviser will sell the equity at that time.

The equity and equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The Fund participates in the initial public offering (IPO) market. The Fund also may invest in foreign securities. The Fund may actively and frequently trade its portfolio securities.

		While we make every effort to achieve our objective, we can't guarantee success.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Convertible Securities Risks. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and equity securities.

Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. In exchange for the potentially lower risks of investing in large capitalization companies, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on smaller capitalized companies.

Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Initial Public Offerings Risk. The Fund may participate in the initial public offering (IPO) market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. We do not consider American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

		For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares)[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
18.52%	1st Quarter 2012	-17.45%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
PRUDENTIAL JENNISON SELECT GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.38%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.58%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	669
3 Years	rr_ExpenseExampleYear03	990
5 Years	rr_ExpenseExampleYear05	1,333
10 Years	rr_ExpenseExampleYear10	2,298
1 Year	rr_ExpenseExampleNoRedemptionYear01	669
3 Years	rr_ExpenseExampleNoRedemptionYear03	990
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,333
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,298
2003	rr_AnnualReturn2003	27.10%	[1]
2004	rr_AnnualReturn2004	9.98%	[1]
2005	rr_AnnualReturn2005	12.46%	[1]
2006	rr_AnnualReturn2006	(1.50%)	[1]
2007	rr_AnnualReturn2007	12.64%	[1]
2008	rr_AnnualReturn2008	(34.65%)	[1]
2009	rr_AnnualReturn2009	42.08%	[1]
2010	rr_AnnualReturn2010	10.36%	[1]
2011	rr_AnnualReturn2011	2.65%	[1]
2012	rr_AnnualReturn2012	13.95%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the period from January 1, 2013 through March 31, 2013
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.45%)
One Year	rr_AverageAnnualReturnYear01	7.68%
Five Years	rr_AverageAnnualReturnYear05	2.52%
Ten Years	rr_AverageAnnualReturnYear10	7.04%
PRUDENTIAL JENNISON SELECT GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.38%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	985
5 Years	rr_ExpenseExampleYear05	1,294
10 Years	rr_ExpenseExampleYear10	2,335
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,194
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,335
One Year	rr_AverageAnnualReturnYear01	8.03%
Five Years	rr_AverageAnnualReturnYear05	2.75%
Ten Years	rr_AverageAnnualReturnYear10	6.86%
PRUDENTIAL JENNISON SELECT GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.38%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	302
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	1,194
10 Years	rr_ExpenseExampleYear10	2,593
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,194
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,593
One Year	rr_AverageAnnualReturnYear01	12.17%
Five Years	rr_AverageAnnualReturnYear05	2.93%
Ten Years	rr_AverageAnnualReturnYear10	6.86%
PRUDENTIAL JENNISON SELECT GROWTH FUND | Class Q
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.12%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.02%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	560
10 Years	rr_ExpenseExampleYear10	1,245
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	322
5 Years	rr_ExpenseExampleNoRedemptionYear05	560
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,245
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2012
PRUDENTIAL JENNISON SELECT GROWTH FUND | Class X
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.38%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	802
3 Years	rr_ExpenseExampleYear03	1,085
5 Years	rr_ExpenseExampleYear05	1,494
10 Years	rr_ExpenseExampleYear10	2,593
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,194
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,593
One Year	rr_AverageAnnualReturnYear01	7.03%
Five Years	rr_AverageAnnualReturnYear05	2.39%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 2007
PRUDENTIAL JENNISON SELECT GROWTH FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.38%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	377
5 Years	rr_ExpenseExampleYear05	674
10 Years	rr_ExpenseExampleYear10	1,520
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	377
5 Years	rr_ExpenseExampleNoRedemptionYear05	674
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,520
One Year	rr_AverageAnnualReturnYear01	14.22%
Five Years	rr_AverageAnnualReturnYear05	3.98%
Ten Years	rr_AverageAnnualReturnYear10	7.93%
PRUDENTIAL JENNISON SELECT GROWTH FUND | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.68%
Five Years	rr_AverageAnnualReturnYear05	2.52%
Ten Years	rr_AverageAnnualReturnYear10	7.04%
PRUDENTIAL JENNISON SELECT GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.99%
Five Years	rr_AverageAnnualReturnYear05	2.16%
Ten Years	rr_AverageAnnualReturnYear10	6.22%
PRUDENTIAL JENNISON SELECT GROWTH FUND | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.26%
Five Years	rr_AverageAnnualReturnYear05	3.12%
Ten Years	rr_AverageAnnualReturnYear10	7.52%
PRUDENTIAL JENNISON SELECT GROWTH FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.99%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
PRUDENTIAL JENNISON SELECT GROWTH FUND | Lipper Large-Cap Growth Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.27%
Five Years	rr_AverageAnnualReturnYear05	1.19%
Ten Years	rr_AverageAnnualReturnYear10	6.68%

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The return for the period from January 1, 2013 through March 31, 2013 was 6.07%.

Prudential Jennison Market Neutral Fund
FUND SUMMARY
INVESTMENTOBJECTIVE
The investment objective of the Fund is to seek long-term capital appreciation while preserving capital by using strategies designed to produce returns that have a low correlation to U.S. equity markets.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 25 of the Fund's Prospectus and in Rights of Accumulation on page 64 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Prudential Jennison Market Neutral Fund (USD $)	Class A	Class B	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption fees	none	none	none	none	none
Exchange fee	none	none	none	none	none
Maximum account fee (accounts under $10,000)	15	15	15	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prudential Jennison Market Neutral Fund	Class A	Class B	Class C	Class R	Class Z
Management fees	1.50%	1.50%	1.50%	1.50%	1.50%
Distribution and Service (12b-1) fees	0.30%	1.00%	1.00%	0.75%	none
+ Other expenses	0.43%	0.43%	0.43%	0.43%	0.43%
+ Dividend & Brokerage Expense on Short Sales	2.20%	2.20%	2.20%	2.20%	2.20%
= Total annual Fund operating expenses	4.43%	5.13%	5.13%	4.88%	4.13%
�� Fee waiver or expense reimbursement	(0.38%)	(0.33%)	(0.33%)	(0.58%)	(0.33%)
= Net annual Fund operating expenses	4.05%	4.80%	4.80%	4.30%	3.80%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example Prudential Jennison Market Neutral Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	935	1,785	2,644	4,837
Class B	980	1,807	2,631	4,885
Class C	580	1,507	2,531	5,080
Class R	432	1,416	2,402	4,878
Class Z	382	1,225	2,083	4,294

If Shares Are Not Redeemed
Expense Example, No Redemption Prudential Jennison Market Neutral Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	935	1,785	2,644	4,837
Class B	480	1,507	2,531	4,885
Class C	480	1,507	2,531	5,080
Class R	432	1,416	2,402	4,878
Class Z	382	1,225	2,083	4,294

° The Manager of the Fund has contractually agreed through June 30, 2014 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, dividend and other expenses related to short sales, interest, brokerage, extraordinary and certain other expenses) of each class of shares to 1.60% of the Fund's average daily net assets. The distributor of the Fund has contractually agreed through June 30, 2014 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets, and to limit the Fund's Class R distribution and service (12b-1) fees to 0.50% of the Fund's Class R average daily net assets. These waivers may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waivers is subject to review by the Fund's Manager, distributor and the Board of Trustees.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 210% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund employs a “market neutral” strategy, utilizing both long and short positions in equity and equity-related securities while seeking to preserve capital during declining U.S. equity markets. The Fund seeks to minimize portfolio volatility, minimize net exposure to equity markets, and exhibit low correlation to broad market indices. The Fund will generally seek to short equity securities and equity-based exchange-traded funds (ETFs).

Long positions are selected using a fundamental multi-strategy approach—typically growth, value, and small- and mid-capitalization. Short positions are derived using a quantitative methodology applied to a broad universe of equity securities. In this way, the Fund is expected to be diversified by investment approach (fundamental and quantitative), market capitalization (large, mid, and small) and investment style (growth, value and core). Under normal market conditions, it is generally expected that the Fund’s short exposure will be in the 60-100% range. It is anticipated that the Fund will typically have low net exposure to the equity markets and therefore the Fund's returns should not be significantly affected by broad equity market price movements. In pursuing its market neutral strategy, the Fund seeks a total return greater than the return on three-month U.S. Treasury bills.
Principal Risks of Investing in the Fund.
All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Risks of Small and Medium Sized Companies. Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Short Sales Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so.

When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security.

Because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which the Fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero. Short sales result in dividend and interest expenses due in part to paying the value of dividends to the securities' lenders. A portion of these costs are expected to be offset by market value gains on the short position in relation to the value of dividends paid. These offsets are treated as capital gain in the Fund's financial statements and, therefore, are not reflected in the fee table. The actual amount of offset may vary due to other market activity

Leverage Risk. Selling securities short is a form of leverage. The Fund must maintain collateral at least equal to the current market value of the security sold short. The Fund takes on similar leverage risks by using reverse repurchase agreements, or when-issued, delayed delivery or forward commitment transactions. The use of leverage may exaggerate the effect of any increase or decrease in the value of the Fund's holdings, and make any change in the Fund's net asset value (NAV) greater than it would be without the use of leverage. This could result in increased volatility of investment returns. The Fund is required to segregate cash or other liquid assets with its custodian to “cover” the Fund's short positions and other transactions that create leverage. Securities that are segregated or otherwise posted as collateral cannot be sold while the position they are covering or collateralizing is outstanding, unless they are replaced with similar securities. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Leverage may also increase interest expense, which may lower the Fund's returns.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund's Past Performance.
The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return for the Fund���s Class A shares from January 1, 2013 through March 31, 2013 was -2.22%.

Best Quarter:		Worst Quarter:
2.20%	1st Quarter 2012	-4.82%	2nd Quarter 2012

Average Annual Total Returns % (including sales charges) (as of 12-31-12)
Average Annual Total Returns Prudential Jennison Market Neutral Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B shares	(6.41%)			(3.79%)	Apr 23, 2010
Class C shares	(2.47%)			(2.70%)	Apr 23, 2010
Class R shares	(0.94%)			(1.73%)	May 2, 2011
Class Z shares	(0.42%)			(1.69%)	Apr 23, 2010
Class A Shares	(6.19%)			(4.00%)	Apr 23, 2010
Class A Shares Return After Taxes on Distributions	(6.19%)			(4.00%)	Apr 23, 2010
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(4.03%)			(3.38%)	Apr 23, 2010
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.07%
Lipper Equity Market Neutral Funds Average (reflects no deduction for sales charges or taxes)	1.24%

° After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Prudential Jennison Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENTOBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation while preserving capital by using strategies designed to produce returns that have a low correlation to U.S. equity markets.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 25 of the Fund's Prospectus and in Rights of Accumulation on page 64 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 210% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	210.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	° The Manager of the Fund has contractually agreed through June 30, 2014 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, dividend and other expenses related to short sales, interest, brokerage, extraordinary and certain other expenses) of each class of shares to 1.60% of the Fund's average daily net assets. The distributor of the Fund has contractually agreed through June 30, 2014 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets, and to limit the Fund's Class R distribution and service (12b-1) fees to 0.50% of the Fund's Class R average daily net assets. These waivers may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waivers is subject to review by the Fund's Manager, distributor and the Board of Trustees.
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “market neutral” strategy, utilizing both long and short positions in equity and equity-related securities while seeking to preserve capital during declining U.S. equity markets. The Fund seeks to minimize portfolio volatility, minimize net exposure to equity markets, and exhibit low correlation to broad market indices. The Fund will generally seek to short equity securities and equity-based exchange-traded funds (ETFs).

		Long positions are selected using a fundamental multi-strategy approach—typically growth, value, and small- and mid-capitalization. Short positions are derived using a quantitative methodology applied to a broad universe of equity securities. In this way, the Fund is expected to be diversified by investment approach (fundamental and quantitative), market capitalization (large, mid, and small) and investment style (growth, value and core). Under normal market conditions, it is generally expected that the Fund’s short exposure will be in the 60-100% range. It is anticipated that the Fund will typically have low net exposure to the equity markets and therefore the Fund's returns should not be significantly affected by broad equity market price movements. In pursuing its market neutral strategy, the Fund seeks a total return greater than the return on three-month U.S. Treasury bills.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Risks of Small and Medium Sized Companies. Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Short Sales Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so.

When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security.

Because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which the Fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero. Short sales result in dividend and interest expenses due in part to paying the value of dividends to the securities' lenders. A portion of these costs are expected to be offset by market value gains on the short position in relation to the value of dividends paid. These offsets are treated as capital gain in the Fund's financial statements and, therefore, are not reflected in the fee table. The actual amount of offset may vary due to other market activity

Leverage Risk. Selling securities short is a form of leverage. The Fund must maintain collateral at least equal to the current market value of the security sold short. The Fund takes on similar leverage risks by using reverse repurchase agreements, or when-issued, delayed delivery or forward commitment transactions. The use of leverage may exaggerate the effect of any increase or decrease in the value of the Fund's holdings, and make any change in the Fund's net asset value (NAV) greater than it would be without the use of leverage. This could result in increased volatility of investment returns. The Fund is required to segregate cash or other liquid assets with its custodian to “cover” the Fund's short positions and other transactions that create leverage. Securities that are segregated or otherwise posted as collateral cannot be sold while the position they are covering or collateralizing is outstanding, unless they are replaced with similar securities. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Leverage may also increase interest expense, which may lower the Fund's returns.

		For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares)[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
2.20%	1st Quarter 2012	-4.82%	2nd Quarter 2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Prudential Jennison Market Neutral Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Dividend & Brokerage Expense on Short Sales	rr_Component1OtherExpensesOverAssets	2.20%
+ Other expenses	rr_OtherExpensesOverAssets	0.43%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	4.43%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	4.05%
1 Year	rr_ExpenseExampleYear01	935
3 Years	rr_ExpenseExampleYear03	1,785
5 Years	rr_ExpenseExampleYear05	2,644
10 Years	rr_ExpenseExampleYear10	4,837
1 Year	rr_ExpenseExampleNoRedemptionYear01	935
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,785
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,644
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,837
2011	rr_AnnualReturn2011	(3.14%)	[1]
2012	rr_AnnualReturn2012	(0.73%)	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the Fund’s Class A shares from January 1, 2013 through March 31, 2013
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.82%)
One Year	rr_AverageAnnualReturnYear01	(6.19%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 23, 2010
Prudential Jennison Market Neutral Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Dividend & Brokerage Expense on Short Sales	rr_Component1OtherExpensesOverAssets	2.20%
+ Other expenses	rr_OtherExpensesOverAssets	0.43%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	5.13%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	4.80%
1 Year	rr_ExpenseExampleYear01	980
3 Years	rr_ExpenseExampleYear03	1,807
5 Years	rr_ExpenseExampleYear05	2,631
10 Years	rr_ExpenseExampleYear10	4,885
1 Year	rr_ExpenseExampleNoRedemptionYear01	480
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,507
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,531
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,885
One Year	rr_AverageAnnualReturnYear01	(6.41%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 23, 2010
Prudential Jennison Market Neutral Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Dividend & Brokerage Expense on Short Sales	rr_Component1OtherExpensesOverAssets	2.20%
+ Other expenses	rr_OtherExpensesOverAssets	0.43%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	5.13%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	4.80%
1 Year	rr_ExpenseExampleYear01	580
3 Years	rr_ExpenseExampleYear03	1,507
5 Years	rr_ExpenseExampleYear05	2,531
10 Years	rr_ExpenseExampleYear10	5,080
1 Year	rr_ExpenseExampleNoRedemptionYear01	480
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,507
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,531
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,080
One Year	rr_AverageAnnualReturnYear01	(2.47%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 23, 2010
Prudential Jennison Market Neutral Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Dividend & Brokerage Expense on Short Sales	rr_Component1OtherExpensesOverAssets	2.20%
+ Other expenses	rr_OtherExpensesOverAssets	0.43%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	4.88%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	4.30%
1 Year	rr_ExpenseExampleYear01	432
3 Years	rr_ExpenseExampleYear03	1,416
5 Years	rr_ExpenseExampleYear05	2,402
10 Years	rr_ExpenseExampleYear10	4,878
1 Year	rr_ExpenseExampleNoRedemptionYear01	432
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,416
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,402
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,878
One Year	rr_AverageAnnualReturnYear01	(0.94%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
Prudential Jennison Market Neutral Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Dividend & Brokerage Expense on Short Sales	rr_Component1OtherExpensesOverAssets	2.20%
+ Other expenses	rr_OtherExpensesOverAssets	0.43%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	4.13%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	3.80%
1 Year	rr_ExpenseExampleYear01	382
3 Years	rr_ExpenseExampleYear03	1,225
5 Years	rr_ExpenseExampleYear05	2,083
10 Years	rr_ExpenseExampleYear10	4,294
1 Year	rr_ExpenseExampleNoRedemptionYear01	382
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,225
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,083
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,294
One Year	rr_AverageAnnualReturnYear01	(0.42%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 23, 2010
Prudential Jennison Market Neutral Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.19%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 23, 2010
Prudential Jennison Market Neutral Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.03%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 23, 2010
Prudential Jennison Market Neutral Fund | Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.07%
Prudential Jennison Market Neutral Fund | Lipper Equity Market Neutral Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.24%

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return for the Fund���s Class A shares from January 1, 2013 through March 31, 2013 was -2.22%.

Prudential Real Assets Fund
FUND SUMMARY
INVESTMENTOBJECTIVE
The investment objective of the Fund is to seek long-term real return.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 37 of the Fund's Prospectus and in Rights of Accumulation on page 64 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Prudential Real Assets Fund (USD $)	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fee	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $10,000)	15	15	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prudential Real Assets Fund		Class A	Class B	Class C	Class Z
Management fees		0.60%	0.60%	0.60%	0.60%
+ Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	none
+ Other expenses	[1]	0.56%	0.56%	0.56%	0.56%
+ Acquired Fund Fees and Expenses		0.37%	0.37%	0.37%	0.37%
= Total annual Fund operating expenses		1.83%	2.53%	2.53%	1.53%
�� Fee waiver or expense reimbursement	[1]	(0.18%)	(0.13%)	(0.13%)	(0.13%)
= Net annual Fund operating expenses		1.65%	2.40%	2.40%	1.40%
[1]	Includes management fees of .60% of the average daily net assets of Prudential Real Assets Subsidiary, Ltd., the Fund's wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary) (.13% of the average daily net assets of the Fund).

° The distributor of the Fund has contractually agreed until June 30, 2014 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares.
° The manager of the Fund has contractually agreed through June 30, 2014 to limit net annual Fund operating expenses and Acquired Fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses) of each class of shares to 1.50% of the Fund's average daily net assets. This waiver may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor, the manager and the Fund's Board of Trustees. Separately, the manager has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.
Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example Prudential Real Assets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,077	1,470	2,566
Class B	743	1,075	1,434	2,604
Class C	343	775	1,334	2,856
Class Z	143	471	822	1,812

If Shares Are Not Redeemed
Expense Example, No Redemption Prudential Real Assets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,077	1,470	2,566
Class B	243	775	1,334	2,604
Class C	243	775	1,334	2,856
Class Z	143	471	822	1,812

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund seeks to achieve its investment objective by investing primarily in real assets that may perform well in periods of high inflation. Real return is the rate of return after adjusting for inflation. The Fund invests in real assets through its investments within the following asset classes: commodities; domestic and international real estate; utilities/infrastructure; natural resources; inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, consisting principally of U.S. Treasury Inflation-Protected Securities (referred to herein collectively as TIPS); and gold/defensive.

The Fund gains exposure to the real asset classes by investing in varying combinations of other Prudential mutual funds (the Underlying Prudential Funds); the Cayman Subsidiary; and direct investments in securities (such as equity and equity-related securities, including common stock, convertible securities, nonconvertible preferred stock, American Depositary Receipts, warrants and other rights that can be exercised to obtain stock, preferred stocks, exchange-traded funds (ETFs), notes and bonds and certain financial and derivative instruments). The Fund is non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

The Fund’s asset allocation strategy is determined by Quantitative Management Associates LLC (QMA), one of the Fund’s subadvisers. QMA utilizes a dynamic asset allocation strategy among the real asset classes to seek to provide attractive risk adjusted real return. By using proprietary models, QMA has identified three regimes of marketplace risk appetite. QMA strategically allocates the Fund’s assets among the asset classes based upon the marketplace risk regimes. The table below includes the strategic asset allocation ranges for the marketplace risk regimes and the asset allocations as of the most recent fiscal year end. The strategic asset allocation guidelines noted in the table are expected ranges and do not represent any actual allocations. Actual allocations may vary at any time depending on market conditions and portfolio management judgment, including any tactical allocations, QMA’s regime assessment, and macroeconomic, market, financial, security valuation and other factors.

In addition to the asset allocation ranges noted in the table below, QMA may also tactically adjust the asset allocation ranges among the real asset classes within the following approximate ranges: commodities (0% to 50%), real estate (0% to 50%), utilities/infrastructure (0% to 40%), natural resources (0% to 40%), TIPS (0% to 60%) and gold/defensive (0% to 40%). Additionally, the Fund’s investments in the Underlying Prudential Funds may range from 0% to 100% of the Fund’s assets.
Strategic Allocations for Each QMA—Identified Risk Regime
Asset Class	Low Risk Appetite	Medium Risk Appetite	High Risk Appetite	Asset Allocation as of February 28, 2013*
Commodities	17.00%	20.00%	27.00%	12.55%
Real Estate	15.00	25.00	28.00	21.17
Utilities/Infrastructure	10.00	12.50	15.00	15.18
Natural Resources	10.00	12.50	15.00	4.97
TIPS	35.00	25.00	15.00	36.70
Gold/Defensive	13.00	5.00	0	8.13
Cash	0	0	0	1.31

*Column total may not add up to 100% due to rounding of certain numbers.

Commodity Asset Class. The Fund gains exposure to the commodities asset class through investment of the Fund’s assets directly or in the Cayman Subsidiary. The manager has retained CoreCommodity Management, LLC (formerly known as Jefferies Asset Management, LLC ) (CoreCommodity) to serve as subadviser for the commodity asset class. Their strategy (the Founders Blend Strategy) seeks to generate returns over time in excess of the Dow Jones-UBS Commodity Index. Techniques that may be utilized by the Founders Blend Strategy include the selection of commodity futures contracts with expiration dates different from the expiration dates of the comparable futures contracts that comprise benchmark indexes and the over-weighting or under-weighting of certain commodity futures contracts relative to their weights in benchmark indexes.

The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. If QMA, as asset allocator, directs more than approximately 25% of the Fund’s total assets to the commodity asset class, then CoreCommodity may invest the Fund’s assets directly. The Fund may obtain exposure to commodity markets by investing directly in commodity-linked structured notes (CLNs), ETFs and exchange traded notes (ETNs) whose returns are linked to commodities or commodity indices within the limits of applicable tax law.

Real Estate, Utilities/Infrastructure and Natural Resources Asset Classes. The Fund invests in the shares of the named Underlying Prudential Funds to obtain exposure to the real asset classes as noted: domestic real estate (Prudential US Real Estate Fund), international real estate (Prudential International Real Estate Fund), utilities/infrastructure (Prudential Jennison Utility Fund) and natural resources (Prudential Jennison Natural Resources Fund, Inc.). Each Underlying Prudential Fund invests primarily in securities and/or debt suggested by each Underlying Prudential Fund’s name. Each Underlying Prudential Fund is managed by Prudential Investments LLC. The Prudential US Real Estate Fund and the Prudential International Real Estate Fund are each subadvised by Prudential Real Estate Investors, a business unit of Prudential Investment Management, Inc. (PIM). The Prudential Jennison Utility Fund and the Prudential Jennison Natural Resources Fund, Inc. are each subadvised by Jennison Associates LLC. More detailed information appears under How the Fund Invests.

The Fund invests in the Class Q shares of the named Underlying Prudential Funds. If any Underlying Prudential Fund does not offer Class Q shares, the Fund will invest in Class Z shares of such Underlying Prudential Fund.

TIPS Asset Class. The Fund invests directly in TIPS. PIM manages the Fund’s assets that are allocated to this asset class. PIM utilizes a conservative, quantitatively-driven strategy that seeks minimal risk versus the Barclays U.S. Treasury Inflation Protected Index, while attempting to capture excess return through security selection. The TIPS asset class may also gain indirect exposure to TIPS through derivative transactions and may purchase or sell securities on a when-issued or delayed delivery basis. This asset class will invest in bonds with varying maturities and maintain an average duration between 3 to 12 years. The TIPS asset class will purchase only those bonds rated at least investment grade (bonds rated Baa and higher by Moody’s Investors Service or BBB and higher by Standard & Poor’s Ratings Service or, if unrated, determined to be of comparable quality by PIM).

Gold/Defensive Asset Class. The Fund gains exposure to the gold/defensive asset class through investment of the Fund’s assets directly or in the Cayman Subsidiary. QMA manages the Fund’s assets that are allocated to the gold/defensive asset class. The objective of the gold/defensive asset class is to provide exposure to gold-related securities and other defensive assets. To obtain the desired gold exposure, QMA may invest the Fund’s assets that are allocated to this asset class in a portfolio of relatively large, liquid gold mining stocks, most of which are included in the NYSE Arca Gold Miners Index. To reduce the equity exposure associated with these stocks, the gold/defensive asset class may obtain exposure to the Chicago Board Options Exchange Volatility Index (VIX) and cash or cash equivalents. The Fund may also invest in ETFs, swaps, futures contracts and other derivatives and/or ETNs. QMA also may invest through the Cayman Subsidiary in gold-related derivatives that would otherwise generate non-qualifying income for purposes of the Internal Revenue Code of 1986, as amended (the Code) (e.g., gold futures).
Principal Risks of Investing in the Fund.
All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Set forth below is a description of the principal risks associated with an investment in the Fund either through direct investments or indirectly through the Fund’s investments in the Underlying Prudential Funds.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Asset Allocation Risk. Asset allocation risk is the risk that the Fund’s assets may be allocated to an asset class that underperforms other asset classes. For example, fixed income securities may underperform equities.

The Fund may invest 25% or more of its total assets in one or more Underlying Prudential Funds that themselves may invest 25% or more of their total assets in a particular industry or group of industries (e.g., domestic real estate investment trusts (REITs), international REITs, natural resources or utilities/infrastructure). As a result, the Fund may have exposure to the extent of 25% or more of its assets to the risks of the industry or group of industries in which an Underlying Prudential Fund invests, and the value of the Fund’s shares may fluctuate more than the value of shares of a fund that invests in a broader range of industries.

Fund of Funds Risk. The value of an investment in the Fund will be related in large part to the investment performance of the Underlying Prudential Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Prudential Funds and their investments. Because the Fund’s allocation among different Underlying Prudential Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Prudential Fund will also expose the Fund to a pro rata portion of the Underlying Prudential Fund’s fees and expenses. In addition, one Underlying Prudential Fund may buy the same securities that another Underlying Prudential Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Affiliated Funds Risk. The Fund’s manager serves as the manager of the Underlying Prudential Funds. It is possible that a conflict of interest among the Fund and the Underlying Prudential Funds could affect how the manager and subadvisers fulfill their fiduciary duties to the Fund and the Underlying Prudential Funds. Because the amount of the investment management fees to be retained by the manager and the subadvisers may differ depending upon the Underlying Prudential Funds in which the Fund invests, there is a conflict of interest for the Manager and the subadvisers in selecting the Underlying Prudential Funds. In addition, the manager and the subadvisers may have an incentive to take into account the effect on an Underlying Prudential Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Prudential Fund. Although the manager and the subadvisers take steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. In addition, the subadvisers may invest in Underlying Prudential Funds that have a limited or no performance history.

Asset Class Variation Risk. The Underlying Prudential Funds invest principally in the securities constituting their asset class (i.e., domestic or international real estate, utilities, infrastructure or natural resources). However, under normal market conditions, an Underlying Prudential Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying Prudential Funds at any given time and the percentage of the Fund’s assets invested in the Underlying Prudential Funds, the Fund’ s actual exposure to the securities in a particular asset class may vary substantially from its allocation to that asset class.

Management Risk. Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities or Underlying Prudential Funds selected by the manager and/or subadvisers may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Deflation Risk. During periods of deflation, prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests. Additionally, since the Fund makes investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Fund may underperform broad market measures and may lose value.

Credit Risk/Counterparty Risk. The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract, to meet its financial obligations will affect the value of the security or derivative. Counterparty risk is especially important in the context of privately negotiated instruments.

Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security that the Fund holds is prepaid during a period of falling interest rates, the Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Code. Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Commodity Risk. The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.

Real Estate Risk. An investment in the Fund will be closely linked to the performance of the real estate markets. The value of real estate securities in general, and REITs in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Real Estate Investment Trust Risk. The Fund’s investment in certain Underlying Prudential Funds will expose the Fund to the risk of REITs. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code, and to the effect of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund and its shareholders could bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

Utilities/Infrastructure Investment Risk. The Fund’s investments in certain Underlying Prudential Funds will expose the Fund to potential adverse economic, regulatory, political and other changes affecting infrastructure investments, particularly investments in the utilities sector. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Issuers in other types of infrastructure-related businesses also are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors.

Natural Resources Investment Risk. The Fund’s investments in certain Underlying Prudential Funds will expose the Fund to the risk of investment in natural resource companies. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may affect domestic companies if they have significant operations or investments in foreign countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. We do not consider American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

Emerging Markets Risk. The risks of non-U.S. investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Cayman Subsidiary Risk. The Fund invests in its wholly-owned Cayman Subsidiary. By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The derivatives and other investments held by the Cayman Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Cayman Subsidiary will be achieved.

The Cayman Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended (the 1940 Act), and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Cayman Subsidiary, and the Fund and the Cayman Subsidiary are both managed by the manager, QMA and CoreCommodity, making it unlikely that the Cayman Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Cayman Subsidiary, and the Fund’s role as sole shareholder of the Cayman Subsidiary. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund.

Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy. In addition, changes in the tax laws in either the U.S. or the Cayman Islands might negatively impact the Fund and its investors. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, or withholding tax, on the Cayman Subsidiary. If the laws of the Cayman Islands were changed and the Cayman Subsidiary were required to pay Cayman Islands taxes, this may impact the Fund’s returns based upon the percentage of assets allocated to commodities at that time.

Commodity-Linked Notes Risk. The Fund may invest in leveraged or unleveraged CLNs to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable.

Non-Diversified Investment Company Risk. The Fund and the Underlying Prudential Funds are “non-diversified,” meaning they can invest more than 5% of their assets in the securities of any one issuer. Funds that are “non-diversified” for purposes of the 1940 Act, such as the Fund and the Underlying Prudential Funds, may invest a greater percentage of their assets in securities of a single issuer. Because the Fund invests in a smaller number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund might be.

Derivatives Risk. The Fund and the Underlying Prudential Funds may engage in a variety of transactions using “derivatives,” such as futures, options, forwards and swaps. Derivatives are financial instruments whose value depends upon, or are derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund and the Underlying Prudential Funds may use derivatives both for hedging purposes (to seek to reduce risk) and for non-hedging purposes (to seek to increase return consistent with the Fund’s investment objective). Although the Fund and the Underlying Prudential Funds have the flexibility to use derivatives, they may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadvisers’ ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Leverage Risk. Certain transactions in which the Fund or an Underlying Prudential Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (NAV) greater than it would be without the use of leverage. This could result in increased volatility of investment returns.

Currency Risk. A portion of assets of the Fund or the Underlying Prudential Funds may be invested in securities that are denominated in non-U.S. currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the U.S. dollar or other currencies. The weakening of a country’s currency relative to the U.S. dollar will negatively affect the dollar value of the Fund’s assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market, selling or buying currency futures contracts, options or other securities thereon, borrowing funds denominated in particular currencies, or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective and the Fund will incur additional costs from hedging.

Hedging Risk. The decision as to whether and to what extent the Fund or an Underlying Prudential Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the Fund’s portfolio, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases the Fund might be better off had it not used a hedging instrument. There can be no assurance that the Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.

Tax Risk. In order to qualify as a regulated investment company (a RIC) under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the Fund were to fail to qualify as a RIC, the Fund could be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) confirming that income derived from the Fund’s investment in the Cayman Subsidiary will constitute qualifying income to the Fund. The Fund has also received from the IRS a private letter ruling confirming that the income produced by a certain type of CLN substantially similar to CLNs in which the Fund may invest constitutes “qualifying income” under the Code.

Multi-Manager Risk. While the manager monitors the investments of each subadviser and monitors the overall management of the Fund, each subadviser makes investment decisions for the real asset classes it manages independently from one another. It is possible that the investment styles used by a subadviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund.

Regulatory Risk. On February 9, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules. Based on the Fund’s current investment strategies, the Fund is deemed a “commodity pool” and the Fund’s manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. Compliance with applicable CFTC disclosure, reporting and record keeping regulations is expected to increase Fund expenses. In addition, until SEC regulations relating to investment companies and CFTC regulations relating to commodity pools are harmonized, the nature and extent to which CFTC regulations may affect the Fund is uncertain. The CFTC or the SEC could at any time alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures) or options on commodity futures or swaps transactions by investment companies. The Fund and the manager are continuing to analyze the effect of these rules changes on the Fund.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund's Past Performance.
The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns % (Class A Shares)[1]

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without waiver of fees and/or expense reimbursement, if any, the annual returns would have been lower as well. The return for the period from January 1, 2013 through March 31, 2013 was 2.00%.

Best Quarter:		Worst Quarter:
4.65%	3rd Quarter 2012	-4.76%	3rd Quarter 2011

Average Annual Total Returns % (including sales charge) (as of 12-31-12)
Average Annual Total Returns Prudential Real Assets Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B shares	1.42%			1.26%	Dec 30, 2010
Class C shares	5.42%			2.73%	Dec 30, 2010
Class Z shares	7.52%			3.78%	Dec 30, 2010
Class A Shares	1.28%			0.61%	Dec 30, 2010
Class A Shares Return After Taxes on Distributions	1.08%			0.31%	Dec 30, 2010
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	0.93%			0.38%	Dec 30, 2010
Customized Blend Index (reflects no deduction for fees, expenses or taxes)	11.18%			4.14%
Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	6.98%			10.22%
Lipper Flexible Portfolio Funds Average (reflects no deduction for sales charges or taxes)	8.77%			3.73%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Prudential Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENTOBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term real return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 37 of the Fund's Prospectus and in Rights of Accumulation on page 64 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	° The distributor of the Fund has contractually agreed until June 30, 2014 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares.
		° The manager of the Fund has contractually agreed through June 30, 2014 to limit net annual Fund operating expenses and Acquired Fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses) of each class of shares to 1.50% of the Fund's average daily net assets. This waiver may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor, the manager and the Fund's Board of Trustees. Separately, the manager has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in real assets that may perform well in periods of high inflation. Real return is the rate of return after adjusting for inflation. The Fund invests in real assets through its investments within the following asset classes: commodities; domestic and international real estate; utilities/infrastructure; natural resources; inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, consisting principally of U.S. Treasury Inflation-Protected Securities (referred to herein collectively as TIPS); and gold/defensive.

The Fund gains exposure to the real asset classes by investing in varying combinations of other Prudential mutual funds (the Underlying Prudential Funds); the Cayman Subsidiary; and direct investments in securities (such as equity and equity-related securities, including common stock, convertible securities, nonconvertible preferred stock, American Depositary Receipts, warrants and other rights that can be exercised to obtain stock, preferred stocks, exchange-traded funds (ETFs), notes and bonds and certain financial and derivative instruments). The Fund is non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

The Fund’s asset allocation strategy is determined by Quantitative Management Associates LLC (QMA), one of the Fund’s subadvisers. QMA utilizes a dynamic asset allocation strategy among the real asset classes to seek to provide attractive risk adjusted real return. By using proprietary models, QMA has identified three regimes of marketplace risk appetite. QMA strategically allocates the Fund’s assets among the asset classes based upon the marketplace risk regimes. The table below includes the strategic asset allocation ranges for the marketplace risk regimes and the asset allocations as of the most recent fiscal year end. The strategic asset allocation guidelines noted in the table are expected ranges and do not represent any actual allocations. Actual allocations may vary at any time depending on market conditions and portfolio management judgment, including any tactical allocations, QMA’s regime assessment, and macroeconomic, market, financial, security valuation and other factors.

In addition to the asset allocation ranges noted in the table below, QMA may also tactically adjust the asset allocation ranges among the real asset classes within the following approximate ranges: commodities (0% to 50%), real estate (0% to 50%), utilities/infrastructure (0% to 40%), natural resources (0% to 40%), TIPS (0% to 60%) and gold/defensive (0% to 40%). Additionally, the Fund’s investments in the Underlying Prudential Funds may range from 0% to 100% of the Fund’s assets.
Strategic Allocations for Each QMA—Identified Risk Regime
Asset Class	Low Risk Appetite	Medium Risk Appetite	High Risk Appetite	Asset Allocation as of February 28, 2013*
Commodities	17.00%	20.00%	27.00%	12.55%
Real Estate	15.00	25.00	28.00	21.17
Utilities/Infrastructure	10.00	12.50	15.00	15.18
Natural Resources	10.00	12.50	15.00	4.97
TIPS	35.00	25.00	15.00	36.70
Gold/Defensive	13.00	5.00	0	8.13
Cash	0	0	0	1.31

*Column total may not add up to 100% due to rounding of certain numbers.

Commodity Asset Class. The Fund gains exposure to the commodities asset class through investment of the Fund’s assets directly or in the Cayman Subsidiary. The manager has retained CoreCommodity Management, LLC (formerly known as Jefferies Asset Management, LLC ) (CoreCommodity) to serve as subadviser for the commodity asset class. Their strategy (the Founders Blend Strategy) seeks to generate returns over time in excess of the Dow Jones-UBS Commodity Index. Techniques that may be utilized by the Founders Blend Strategy include the selection of commodity futures contracts with expiration dates different from the expiration dates of the comparable futures contracts that comprise benchmark indexes and the over-weighting or under-weighting of certain commodity futures contracts relative to their weights in benchmark indexes.

The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. If QMA, as asset allocator, directs more than approximately 25% of the Fund’s total assets to the commodity asset class, then CoreCommodity may invest the Fund’s assets directly. The Fund may obtain exposure to commodity markets by investing directly in commodity-linked structured notes (CLNs), ETFs and exchange traded notes (ETNs) whose returns are linked to commodities or commodity indices within the limits of applicable tax law.

Real Estate, Utilities/Infrastructure and Natural Resources Asset Classes. The Fund invests in the shares of the named Underlying Prudential Funds to obtain exposure to the real asset classes as noted: domestic real estate (Prudential US Real Estate Fund), international real estate (Prudential International Real Estate Fund), utilities/infrastructure (Prudential Jennison Utility Fund) and natural resources (Prudential Jennison Natural Resources Fund, Inc.). Each Underlying Prudential Fund invests primarily in securities and/or debt suggested by each Underlying Prudential Fund’s name. Each Underlying Prudential Fund is managed by Prudential Investments LLC. The Prudential US Real Estate Fund and the Prudential International Real Estate Fund are each subadvised by Prudential Real Estate Investors, a business unit of Prudential Investment Management, Inc. (PIM). The Prudential Jennison Utility Fund and the Prudential Jennison Natural Resources Fund, Inc. are each subadvised by Jennison Associates LLC. More detailed information appears under How the Fund Invests.

The Fund invests in the Class Q shares of the named Underlying Prudential Funds. If any Underlying Prudential Fund does not offer Class Q shares, the Fund will invest in Class Z shares of such Underlying Prudential Fund.

TIPS Asset Class. The Fund invests directly in TIPS. PIM manages the Fund’s assets that are allocated to this asset class. PIM utilizes a conservative, quantitatively-driven strategy that seeks minimal risk versus the Barclays U.S. Treasury Inflation Protected Index, while attempting to capture excess return through security selection. The TIPS asset class may also gain indirect exposure to TIPS through derivative transactions and may purchase or sell securities on a when-issued or delayed delivery basis. This asset class will invest in bonds with varying maturities and maintain an average duration between 3 to 12 years. The TIPS asset class will purchase only those bonds rated at least investment grade (bonds rated Baa and higher by Moody’s Investors Service or BBB and higher by Standard & Poor’s Ratings Service or, if unrated, determined to be of comparable quality by PIM).

		Gold/Defensive Asset Class. The Fund gains exposure to the gold/defensive asset class through investment of the Fund’s assets directly or in the Cayman Subsidiary. QMA manages the Fund’s assets that are allocated to the gold/defensive asset class. The objective of the gold/defensive asset class is to provide exposure to gold-related securities and other defensive assets. To obtain the desired gold exposure, QMA may invest the Fund’s assets that are allocated to this asset class in a portfolio of relatively large, liquid gold mining stocks, most of which are included in the NYSE Arca Gold Miners Index. To reduce the equity exposure associated with these stocks, the gold/defensive asset class may obtain exposure to the Chicago Board Options Exchange Volatility Index (VIX) and cash or cash equivalents. The Fund may also invest in ETFs, swaps, futures contracts and other derivatives and/or ETNs. QMA also may invest through the Cayman Subsidiary in gold-related derivatives that would otherwise generate non-qualifying income for purposes of the Internal Revenue Code of 1986, as amended (the Code) (e.g., gold futures).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Set forth below is a description of the principal risks associated with an investment in the Fund either through direct investments or indirectly through the Fund’s investments in the Underlying Prudential Funds.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Asset Allocation Risk. Asset allocation risk is the risk that the Fund’s assets may be allocated to an asset class that underperforms other asset classes. For example, fixed income securities may underperform equities.

The Fund may invest 25% or more of its total assets in one or more Underlying Prudential Funds that themselves may invest 25% or more of their total assets in a particular industry or group of industries (e.g., domestic real estate investment trusts (REITs), international REITs, natural resources or utilities/infrastructure). As a result, the Fund may have exposure to the extent of 25% or more of its assets to the risks of the industry or group of industries in which an Underlying Prudential Fund invests, and the value of the Fund’s shares may fluctuate more than the value of shares of a fund that invests in a broader range of industries.

Fund of Funds Risk. The value of an investment in the Fund will be related in large part to the investment performance of the Underlying Prudential Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Prudential Funds and their investments. Because the Fund’s allocation among different Underlying Prudential Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Prudential Fund will also expose the Fund to a pro rata portion of the Underlying Prudential Fund’s fees and expenses. In addition, one Underlying Prudential Fund may buy the same securities that another Underlying Prudential Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Affiliated Funds Risk. The Fund’s manager serves as the manager of the Underlying Prudential Funds. It is possible that a conflict of interest among the Fund and the Underlying Prudential Funds could affect how the manager and subadvisers fulfill their fiduciary duties to the Fund and the Underlying Prudential Funds. Because the amount of the investment management fees to be retained by the manager and the subadvisers may differ depending upon the Underlying Prudential Funds in which the Fund invests, there is a conflict of interest for the Manager and the subadvisers in selecting the Underlying Prudential Funds. In addition, the manager and the subadvisers may have an incentive to take into account the effect on an Underlying Prudential Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Prudential Fund. Although the manager and the subadvisers take steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. In addition, the subadvisers may invest in Underlying Prudential Funds that have a limited or no performance history.

Asset Class Variation Risk. The Underlying Prudential Funds invest principally in the securities constituting their asset class (i.e., domestic or international real estate, utilities, infrastructure or natural resources). However, under normal market conditions, an Underlying Prudential Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying Prudential Funds at any given time and the percentage of the Fund’s assets invested in the Underlying Prudential Funds, the Fund’ s actual exposure to the securities in a particular asset class may vary substantially from its allocation to that asset class.

Management Risk. Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities or Underlying Prudential Funds selected by the manager and/or subadvisers may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Deflation Risk. During periods of deflation, prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests. Additionally, since the Fund makes investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Fund may underperform broad market measures and may lose value.

Credit Risk/Counterparty Risk. The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract, to meet its financial obligations will affect the value of the security or derivative. Counterparty risk is especially important in the context of privately negotiated instruments.

Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security that the Fund holds is prepaid during a period of falling interest rates, the Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Code. Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Commodity Risk. The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.

Real Estate Risk. An investment in the Fund will be closely linked to the performance of the real estate markets. The value of real estate securities in general, and REITs in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Real Estate Investment Trust Risk. The Fund’s investment in certain Underlying Prudential Funds will expose the Fund to the risk of REITs. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code, and to the effect of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund and its shareholders could bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

Utilities/Infrastructure Investment Risk. The Fund’s investments in certain Underlying Prudential Funds will expose the Fund to potential adverse economic, regulatory, political and other changes affecting infrastructure investments, particularly investments in the utilities sector. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Issuers in other types of infrastructure-related businesses also are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors.

Natural Resources Investment Risk. The Fund’s investments in certain Underlying Prudential Funds will expose the Fund to the risk of investment in natural resource companies. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may affect domestic companies if they have significant operations or investments in foreign countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. We do not consider American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

Emerging Markets Risk. The risks of non-U.S. investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Cayman Subsidiary Risk. The Fund invests in its wholly-owned Cayman Subsidiary. By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The derivatives and other investments held by the Cayman Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Cayman Subsidiary will be achieved.

The Cayman Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended (the 1940 Act), and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Cayman Subsidiary, and the Fund and the Cayman Subsidiary are both managed by the manager, QMA and CoreCommodity, making it unlikely that the Cayman Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Cayman Subsidiary, and the Fund’s role as sole shareholder of the Cayman Subsidiary. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund.

Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy. In addition, changes in the tax laws in either the U.S. or the Cayman Islands might negatively impact the Fund and its investors. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, or withholding tax, on the Cayman Subsidiary. If the laws of the Cayman Islands were changed and the Cayman Subsidiary were required to pay Cayman Islands taxes, this may impact the Fund’s returns based upon the percentage of assets allocated to commodities at that time.

Commodity-Linked Notes Risk. The Fund may invest in leveraged or unleveraged CLNs to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable.

Non-Diversified Investment Company Risk. The Fund and the Underlying Prudential Funds are “non-diversified,” meaning they can invest more than 5% of their assets in the securities of any one issuer. Funds that are “non-diversified” for purposes of the 1940 Act, such as the Fund and the Underlying Prudential Funds, may invest a greater percentage of their assets in securities of a single issuer. Because the Fund invests in a smaller number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund might be.

Derivatives Risk. The Fund and the Underlying Prudential Funds may engage in a variety of transactions using “derivatives,” such as futures, options, forwards and swaps. Derivatives are financial instruments whose value depends upon, or are derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund and the Underlying Prudential Funds may use derivatives both for hedging purposes (to seek to reduce risk) and for non-hedging purposes (to seek to increase return consistent with the Fund’s investment objective). Although the Fund and the Underlying Prudential Funds have the flexibility to use derivatives, they may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadvisers’ ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Leverage Risk. Certain transactions in which the Fund or an Underlying Prudential Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (NAV) greater than it would be without the use of leverage. This could result in increased volatility of investment returns.

Currency Risk. A portion of assets of the Fund or the Underlying Prudential Funds may be invested in securities that are denominated in non-U.S. currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the U.S. dollar or other currencies. The weakening of a country’s currency relative to the U.S. dollar will negatively affect the dollar value of the Fund’s assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market, selling or buying currency futures contracts, options or other securities thereon, borrowing funds denominated in particular currencies, or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective and the Fund will incur additional costs from hedging.

Hedging Risk. The decision as to whether and to what extent the Fund or an Underlying Prudential Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the Fund’s portfolio, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases the Fund might be better off had it not used a hedging instrument. There can be no assurance that the Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.

Tax Risk. In order to qualify as a regulated investment company (a RIC) under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the Fund were to fail to qualify as a RIC, the Fund could be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) confirming that income derived from the Fund’s investment in the Cayman Subsidiary will constitute qualifying income to the Fund. The Fund has also received from the IRS a private letter ruling confirming that the income produced by a certain type of CLN substantially similar to CLNs in which the Fund may invest constitutes “qualifying income” under the Code.

Multi-Manager Risk. While the manager monitors the investments of each subadviser and monitors the overall management of the Fund, each subadviser makes investment decisions for the real asset classes it manages independently from one another. It is possible that the investment styles used by a subadviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund.

Regulatory Risk. On February 9, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules. Based on the Fund’s current investment strategies, the Fund is deemed a “commodity pool” and the Fund’s manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. Compliance with applicable CFTC disclosure, reporting and record keeping regulations is expected to increase Fund expenses. In addition, until SEC regulations relating to investment companies and CFTC regulations relating to commodity pools are harmonized, the nature and extent to which CFTC regulations may affect the Fund is uncertain. The CFTC or the SEC could at any time alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures) or options on commodity futures or swaps transactions by investment companies. The Fund and the manager are continuing to analyze the effect of these rules changes on the Fund.

		For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Investment Company Risk. The Fund and the Underlying Prudential Funds are “non-diversified,” meaning they can invest more than 5% of their assets in the securities of any one issuer. Funds that are “non-diversified” for purposes of the 1940 Act, such as the Fund and the Underlying Prudential Funds, may invest a greater percentage of their assets in securities of a single issuer. Because the Fund invests in a smaller number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund might be.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class A Shares)[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
4.65%	3rd Quarter 2012	-4.76%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charge) (as of 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Prudential Real Assets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%	[1]
+ Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.83%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	709
3 Years	rr_ExpenseExampleYear03	1,077
5 Years	rr_ExpenseExampleYear05	1,470
10 Years	rr_ExpenseExampleYear10	2,566
1 Year	rr_ExpenseExampleNoRedemptionYear01	709
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,077
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,470
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,566
2011	rr_AnnualReturn2011	(0.06%)	[2]
2012	rr_AnnualReturn2012	7.17%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the period from January 1, 2013 through March 31, 2013
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.76%)
One Year	rr_AverageAnnualReturnYear01	1.28%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Prudential Real Assets Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%	[1]
+ Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.53%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.40%
1 Year	rr_ExpenseExampleYear01	743
3 Years	rr_ExpenseExampleYear03	1,075
5 Years	rr_ExpenseExampleYear05	1,434
10 Years	rr_ExpenseExampleYear10	2,604
1 Year	rr_ExpenseExampleNoRedemptionYear01	243
3 Years	rr_ExpenseExampleNoRedemptionYear03	775
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,334
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,604
One Year	rr_AverageAnnualReturnYear01	1.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Prudential Real Assets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%	[1]
+ Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.53%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.40%
1 Year	rr_ExpenseExampleYear01	343
3 Years	rr_ExpenseExampleYear03	775
5 Years	rr_ExpenseExampleYear05	1,334
10 Years	rr_ExpenseExampleYear10	2,856
1 Year	rr_ExpenseExampleNoRedemptionYear01	243
3 Years	rr_ExpenseExampleNoRedemptionYear03	775
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,334
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,856
One Year	rr_AverageAnnualReturnYear01	5.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Prudential Real Assets Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.56%	[1]
+ Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.53%
�� Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	822
10 Years	rr_ExpenseExampleYear10	1,812
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	471
5 Years	rr_ExpenseExampleNoRedemptionYear05	822
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,812
One Year	rr_AverageAnnualReturnYear01	7.52%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Prudential Real Assets Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Prudential Real Assets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.93%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Prudential Real Assets Fund | Customized Blend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.18%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Prudential Real Assets Fund | Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.98%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.22%
Prudential Real Assets Fund | Lipper Flexible Portfolio Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.77%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%

[1]	Includes management fees of .60% of the average daily net assets of Prudential Real Assets Subsidiary, Ltd., the Fund's wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary) (.13% of the average daily net assets of the Fund).
[2]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without waiver of fees and/or expense reimbursement, if any, the annual returns would have been lower as well. The return for the period from January 1, 2013 through March 31, 2013 was 2.00%.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013